Commitments and Contingencies - Future Commitments Including Minimum Royalty Payments Due in the Next Five Years (Details) $ in Thousands	Jun. 30, 2022 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	$ 11,140
Next 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	4,304
Over 1 year to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	5,287
Over 2 years to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments including minimum royalty payments	$ 1,549